Schedule of Ordinary Capital Stock (Details) - shares		12 Months Ended
	Dec. 28, 2021	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
As of January 1		35,554,677	19,554,677
Issued during the year	20,000,000		16,000,000
As of December 31		35,554,677	35,554,677